UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 743	☑
(Check appropriate box or boxes.)
Nationwide Variable Account - II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
June 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on June 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated June 1, 2016
to the following prospectus(es):
BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Nationwide Destination C, BOA All American Annuity, and M&T All American prospectus dated May 1, 2016
BOA Choice Venue Annuity II prospectus dated May 1, 2013
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Putnam Investment Management, LLC, the Putnam Variable Trust - Putnam VT Voyager Fund: Class IB's ("VT Voyager Fund") investment manager, has recommended, and the VT Voyager Fund’s Board of Trustees has approved, the merger of Putnam VT Voyager Fund into Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB ("VT Growth Opportunities Fund"). In the merger, all of the assets of VT Voyager Fund will be transferred to VT Growth Opportunities Fund in exchange for shares of VT Growth Opportunities Fund and VT Growth Opportunities Fund will also assume all of the liabilities of VT Voyager Fund. The merger is expected to occur at the close of business July 15, 2016.
As a result, the following will occur to the contract:
•	Effective July 14, 2016, the VT Voyager Fund will no longer be available to receive transfers or new purchase payments.
•	After the close of business July 15, 2016, the VT Growth Opportunities Fund is added as an investment option under the contract, all references in the prospectus to the VT Voyager Fund are deleted and replaced with the VT Growth Opportunities Fund, and any allocations to the VT Voyager Fund are transferred to the VT Growth Opportunities Fund.
•	The VT Growth Opportunities Fund will be walled-off on the same date that it is added to the contract, and therefore will only be available to contracts for which applications are received before July 16, 2016.
The Contract Owner may request to transfer out of the VT Voyager Fund to another available investment option under the contract prior to the merger by contacting the Service Center. This transfer will be free of any charges and will not count toward any specified transfer limits within the contract.
Accordingly, the following changes apply to your prospectus:
(1)	Effective July 16, 2016, Appendix A: Underlying Mutual Funds is amended to include the following:
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before July 16, 2016
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	The fund seeks capital appreciation.
PROS-0319
1

Incorporation by Reference
The prospectus supplement dated May 1, 2016 and the prospectus and statement of additional information and Part C that were effective May 1, 2016, previously filed with the Commission under SEC file No. 333-104512, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on May 26, 2016.
Nationwide Variable Account - II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on May 26, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact